Fair Value Disclosures on Financial Instruments - Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	€ (11,678)	€ (6,595)
Total financial instruments, net	3,798	4,308
Total financial instruments, net fair value	(10,175)	(4,830)
Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(9,041)	(5,209)
Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	(1,006)	(364)
Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net fair value	1,201	742
At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	1,112	3,259
At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Total financial instruments, net	2,553	974
Trade and other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,614)	(1,270)
Other payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(350)	(318)
Financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(11,678)	(6,595)
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(12,866)	(7,460)
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(12,866)	(7,460)
AC | Trade payables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,265)	(952)
AC | Trade payables | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,265)	(952)
AC | Loans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(58)	(24)
Liabilities, at fair value	(58)	(24)
AC | Loans | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(58)	(24)
AC | Loans | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(58)	(24)
AC | Bonds
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(10,204)	(5,147)
Liabilities, at fair value	(10,365)	(5,335)
AC | Bonds | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(10,365)	(5,335)
AC | Bonds | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(10,204)	(5,147)
AC | Private placements
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,041)	(1,130)
Liabilities, at fair value	(1,035)	(1,136)
AC | Private placements | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(1,035)	(1,136)
AC | Private placements | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(1,041)	(1,130)
AC | Other non-derivative financial liabilities
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(298)	(208)
Liabilities, at fair value	(298)	(208)
AC | Other non-derivative financial liabilities | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(298)	(208)
AC | Other non-derivative financial liabilities | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(298)	(208)
FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(65)
FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(65)
FVTPL | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(65)
Liabilities, at fair value	(65)
FVTPL | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(65)
FVTPL | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(65)
Designated as hedging instrument | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(9)	(1)
Liabilities, at fair value	(9)	(1)
Designated as hedging instrument | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(9)	(1)
Designated as hedging instrument | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(9)	(1)
Designated as hedging instrument | Interest rate swaps
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(3)	(1)
Liabilities, at fair value	(3)	(1)
Designated as hedging instrument | Interest rate swaps | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value	(3)	(1)
Designated as hedging instrument | Interest rate swaps | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities	(3)	(1)
HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(84)
HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(84)
HFT | FX forward contracts
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(84)
Liabilities, at fair value		(84)
HFT | FX forward contracts | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities, at fair value		(84)
HFT | FX forward contracts | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Liabilities		(84)
AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	13,978
AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	13,978
FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,617
FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,617
L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		10,719
L&R | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		10,719
AFS
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		865
AFS | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		865
HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		141
HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		141
Cash and cash equivalents
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	8,627
Cash and cash equivalents | L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		4,011
Cash and cash equivalents | L&R | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		4,011
Cash at banks | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,918
Cash at banks | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2,918
Time deposits | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4,514
Time deposits | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	4,514
Money market and similar funds | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,195
Money market and similar funds | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	1,195
Money market and similar funds | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,195
Trade and other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,480	6,017
Trade Receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		5,810
Trade Receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,188
Trade Receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	6,188
Trade Receivables | L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		5,810
Trade Receivables | L&R | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		5,810
Other receivables
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	293	207
Other financial assets
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,984	2,145
Debt investments | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	77
Assets, at fair value	77
Debt investments | AC | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	77
Debt investments | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	77
Debt investments | AFS
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		39
Assets, at fair value		39
Debt investments | AFS | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		39
Debt investments | AFS | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		39
Marketable equity investments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,248
Assets, at fair value	1,248
Marketable equity investments | FVTPL | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	52
Marketable equity investments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	0
Marketable equity investments | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	1,196
Marketable equity investments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	1,248
Marketable equity investments | AFS
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		827
Assets, at fair value		827
Marketable equity investments | AFS | Level 1
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		87
Marketable equity investments | AFS | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		8
Marketable equity investments | AFS | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		732
Marketable equity investments | AFS | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		827
Investments in associates
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	26	32
Time deposits | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	134
Time deposits | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	134
Time deposits | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	134
Financial instruments related to employee benefit plans
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	165	155
Loans and other financial receivables | AC
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	147
Assets, at fair value	147
Loans and other financial receivables | AC | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	147
Loans and other financial receivables | AC | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	147
Loans and other financial receivables | L&R
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		899
Assets, at fair value		899
Loans and other financial receivables | L&R | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		899
Loans and other financial receivables | L&R | At amortized cost
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		899
FX forward contracts | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	100
Assets, at fair value	100
FX forward contracts | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	100
FX forward contracts | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	100
FX forward contracts | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2	29
Assets, at fair value	2	29
FX forward contracts | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	2	29
FX forward contracts | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	2	29
FX forward contracts | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		41
Assets, at fair value		41
FX forward contracts | HFT | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		41
FX forward contracts | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		41
Interest rate swaps | Designated as hedging instrument
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	11	24
Assets, at fair value	11	24
Interest rate swaps | Designated as hedging instrument | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	11	24
Interest rate swaps | Designated as hedging instrument | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	11	24
Call options for share-based payments | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	68
Assets, at fair value	68
Call options for share-based payments | FVTPL | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	68
Call options for share-based payments | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	68
Call options for share-based payments | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		90
Assets, at fair value		90
Call options for share-based payments | HFT | Level 2
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		90
Call options for share-based payments | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		90
Call options on equity shares | FVTPL
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	5
Assets, at fair value	5
Call options on equity shares | FVTPL | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value	5
Call options on equity shares | FVTPL | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets	€ 5
Call options on equity shares | HFT
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		11
Assets, at fair value		11
Call options on equity shares | HFT | Level 3
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets, at fair value		11
Call options on equity shares | HFT | At fair value
Fair Values of Financial Instruments and Classification Within the Fair Value Hierarchy
Assets		€ 11